RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details 1) - USD ($)		3 Months Ended			12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Dec. 31, 2016	Dec. 31, 2015
Revenues
Airtime		$ 801,692	$ 497,985	[1]	$ 2,610,820
Kiosk sales		113,921	130,972	[1]	44,606
Commissions on services	[1]		977
Other		1,637		[1]	1,554
Net Revenue		927,310	629,934	[1]	2,691,896	$ 1,127,944	[1]
Cost of Goods Sold
Airtime	[1]		483,885
Kiosk sales	[1]		113,357
Depreciation - kiosks	[1]		9,633
Other	[1]		12,046
Cost of Goods Sold		853,452	618,921	[1]	2,595,012	1,155,732	[1]
Gross (Loss) Profit		73,858	11,013	[1]	96,884	(27,788)	[1]
General and administrative		457,587	2,693,703	[1]	4,312,107	2,780,576	[1]
Depreciation and amortization		16,791	17,239	[1]	68,075	32,351	[1]
Total Expense		474,378	2,710,942	[1]	4,380,182	2,812,927	[1]
Loss from Operations		(400,520)	(2,699,929)	[1]	(4,283,298)	(2,840,715)	[1]
Other (expense) income		100	2,999	[1]	788	203	[1]
Interest expense, net		(141,600)	(2,992)	[1]	(54,610)	(2,241)	[1]
Foreign currency gain (loss)		233,852	30,984	[1]	(357,855)	(466,920)	[1]
Loss before Provision for Income Taxes		(555,938)	(2,668,938)	[1]	(4,731,049)	(3,309,673)	[1]
Provision for Income Taxes				[1]			[1]
Net Loss		(555,938)	(2,668,938)	[1]	(4,731,049)	(3,309,673)	[1]
Net loss attributable to non-controlling interest				[1]			[1]
Net Loss Attributable to Controlling Interest		$ (555,938)	$ (2,668,938)	[1]	$ (4,731,049)	$ (3,309,673)	[1]
Net Loss Per Share - Basic and Diluted (in dollars per share)		$ (0.01)	$ (0.06)	[1]	$ (0.09)	$ (0.13)	[1]
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)		55,454,000	42,895,154	[1]	52,728,587	25,698,747	[1]
Other Comprehensive Income (Loss)
Foreign currency translation adjustment		$ (229,081)	$ 46,774	[1]	$ 323,580	$ 253,821	[1]
Total Comprehensive loss (income)		(785,019)	(2,622,164)	[1]	(4,407,469)	(3,055,852)	[1]
Comprehensive loss attributable to non-controlling interest				[1]			[1]
Comprehensive Loss Attributable to Controlling Interest		$ (785,019)	(2,622,164)	[1]	$ (4,407,469)	(3,055,852)	[1]
QPAGOS Corporation - Parent Company [Member]
Revenues
Airtime						739,894
Kiosk sales						321,239
Commissions on services						66,674
Other						137
Net Revenue						1,127,944
Cost of Goods Sold
Airtime						710,155
Kiosk sales						369,909
Depreciation - kiosks	[2]					35,496
Other						40,172
Cost of Goods Sold						1,155,732
Gross (Loss) Profit						(27,788)
General and administrative	[3]					2,780,576
Depreciation and amortization	[2]					32,351
Total Expense						2,812,927
Loss from Operations						(2,840,715)
Other (expense) income						203
Interest expense, net						(2,241)
Foreign currency gain (loss)						(466,920)
Loss before Provision for Income Taxes						(3,309,673)
Provision for Income Taxes
Net Loss						(3,309,673)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest						$ (3,309,673)
Net Loss Per Share - Basic and Diluted (in dollars per share)						$ (0.13)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)						25,698,747
Other Comprehensive Income (Loss)
Foreign currency translation adjustment						$ 253,821
Total Comprehensive loss (income)						(3,055,852)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest						(3,055,852)
As Previously Reported [Member]
Revenues
Airtime			497,985
Kiosk sales			130,972
Commissions on services			977
Net Revenue			629,934
Cost of Goods Sold
Airtime			483,885
Kiosk sales			113,357
Depreciation - kiosks	[2]
Other			12,046
Cost of Goods Sold			609,288
Gross (Loss) Profit			20,646
General and administrative			2,693,703
Depreciation and amortization	[2]		19,345
Total Expense			2,713,048
Loss from Operations			(2,692,402)
Other (expense) income			2,999
Interest expense, net			(2,992)
Foreign currency gain (loss)			30,984
Loss before Provision for Income Taxes			(2,661,411)
Provision for Income Taxes
Net Loss			(2,661,411)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest	[2]		$ (2,661,411)
Net Loss Per Share - Basic and Diluted (in dollars per share)			$ (0.06)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)			42,895,154
Other Comprehensive Income (Loss)
Foreign currency translation adjustment			$ 42,982
Total Comprehensive loss (income)			(2,618,429)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			(2,618,429)
As Previously Reported [Member] | QPAGOS Corporation - Parent Company [Member]
Revenues
Airtime						739,894
Kiosk sales						321,239
Commissions on services						66,674
Other						137
Net Revenue						1,127,944
Cost of Goods Sold
Airtime						710,155
Kiosk sales						369,909
Depreciation - kiosks	[2]
Other						40,172
Cost of Goods Sold						1,120,236
Gross (Loss) Profit						7,708
General and administrative	[3]					2,000,714
Depreciation and amortization	[2]					37,810
Total Expense						2,038,524
Loss from Operations						(2,030,816)
Other (expense) income						203
Interest expense, net						(2,241)
Foreign currency gain (loss)						(466,920)
Loss before Provision for Income Taxes						(2,499,774)
Provision for Income Taxes
Net Loss						(2,499,774)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest						$ (2,499,774)
Net Loss Per Share - Basic and Diluted (in dollars per share)						$ (0.1)
Weighted Average Number of Shares Outstanding - Basic and Diluted (in shares)						25,698,747
Other Comprehensive Income (Loss)
Foreign currency translation adjustment						$ 267,257
Total Comprehensive loss (income)						(2,232,517)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest						(2,232,517)
Adjustments [Member]
Revenues
Other
Net Revenue
Cost of Goods Sold
Depreciation - kiosks	[2]		9,633
Cost of Goods Sold			9,633
Gross (Loss) Profit			(9,633)
Depreciation and amortization	[2]		(2,106)
Total Expense			(2,106)
Loss from Operations			(7,527)
Foreign currency gain (loss)
Loss before Provision for Income Taxes			(7,527)
Provision for Income Taxes
Net Loss			(7,527)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest	[2]		(7,527)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment			3,792
Total Comprehensive loss (income)			(3,735)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest			$ (3,735)
Adjustments [Member] | QPAGOS Corporation - Parent Company [Member]
Revenues
Net Revenue
Cost of Goods Sold
Depreciation - kiosks	[2]					35,496
Cost of Goods Sold						35,496
Gross (Loss) Profit						(35,496)
General and administrative	[3]					779,862
Depreciation and amortization	[2]					(5,459)
Total Expense						774,403
Loss from Operations						(809,899)
Foreign currency gain (loss)
Loss before Provision for Income Taxes						(809,899)
Provision for Income Taxes
Net Loss						(809,899)
Net loss attributable to non-controlling interest
Net Loss Attributable to Controlling Interest						(809,899)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment						(13,436)
Total Comprehensive loss (income)						(823,335)
Comprehensive loss attributable to non-controlling interest
Comprehensive Loss Attributable to Controlling Interest						$ (823,335)

[1]	As Restated
[2]	To correct an error in classifying kiosks acquired in 2015 as inventory and available for sale, to property and equipment, along with the recording of related accumulated depreciation and depreciation expense.
[3]	To correct an error in the period in which the payment of equity based compensation to Officers of the Company and certain consultants was recorded. The Company initially charged the fair value equity compensation of the Company's common shares issued to Officers and consultants as a reduction in the accumulated deficit as of January 1, 2014. The common shares were issued pursuant to agreements executed in 2015. The correction reclassifies the equity based compensation expense to the year ended December 31, 2015.